COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
16.
COMMITMENTS AND CONTINGENCIES
(a)
Operating lease commitments

The Group has entered into lease agreements for properties which it operates. Such leases are classified as operating leases. Future minimum lease payments under non-cancellable operating lease agreements at September 30, 2022 were as follows:

For the years ending September 30,
2023	339,513
2024	211,216
2025	81,947
2026	34,447
2027 and thereafter	37,905
Total	705,028

(b)
Purchase Commitments

As of September 30, 2022, the Group’s did not have commitments related to leasehold improvements and installation of equipment.

(c)
Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.